UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

FORM N-Q

JUNE 30, 2015

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	June 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 2.0%
Linamar Corp.	20,900	$1,357,412
Magna International Inc.	21,300	1,195,460
NHK Spring Co., Ltd.	110,400	1,216,894
NOK Corp.	64,700	2,008,906
Nokian Renkaat OYJ	30,999	971,460
Valeo SA	14,085	2,219,571

Total Auto Components		8,969,703

Automobiles - 2.8%
Daimler AG, Registered Shares	28,349	2,580,222
Fuji Heavy Industries Ltd.	59,900	2,206,391
Peugeot SA	80,608	1,657,574	*
Tata Motors Ltd., ADR	42,729	1,472,869
Toyota Motor Corp.	64,875	4,348,324

Total Automobiles		12,265,380

Distributors - 0.4%
Inchcape PLC	129,100	1,645,100

Hotels, Restaurants & Leisure - 1.0%
Betfair Group PLC	43,487	1,643,994
Carnival PLC	33,255	1,697,665
Sodexo	9,696	920,760

Total Hotels, Restaurants & Leisure		4,262,419

Household Durables - 3.8%
Barratt Developments PLC	314,342	3,035,076
Casio Computer Co., Ltd.	88,200	1,741,155
Electrolux AB	45,100	1,413,413
Husqvarna AB, Class B Shares	138,893	1,046,324
Iida Group Holdings Co., Ltd.	97,900	1,559,872
JM AB	31,100	847,856
Panasonic Corp.	147,600	2,027,940
Persimmon PLC	51,248	1,590,337
Sekisui Chemical Co., Ltd.	119,000	1,461,429
Sony Corp.	66,200	1,872,381	*

Total Household Durables		16,595,783

Leisure Products - 0.6%
Bandai Namco Holdings Inc.	65,700	1,271,215
FUJIFILM Holdings Corp.	36,700	1,311,496

Total Leisure Products		2,582,711

Media - 2.9%
Altice SA	12,348	1,700,809	*
Eutelsat Communications	46,673	1,506,366
Mediaset Espana Comunicacion SA	108,204	1,418,020
NOS SGPS	123,700	989,344
SES, FDR	44,000	1,478,224
Sky PLC	112,912	1,839,773
Vivendi	71,000	1,790,866
WPP PLC	87,546	1,961,558

Total Media		12,684,960

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Multiline Retail - 0.2%
Dollarama Inc.	17,800	$1,078,831

Textiles, Apparel & Luxury Goods - 0.5%
Pandora A/S	19,600	2,105,889

TOTAL CONSUMER DISCRETIONARY		62,190,776

CONSUMER STAPLES - 8.7%
Beverages - 0.9%
Anheuser-Busch InBev NV	16,815	2,015,216
Britvic PLC	88,416	996,777
Heineken NV	14,559	1,104,851

Total Beverages		4,116,844

Food & Staples Retailing - 2.2%
Alimentation Couche-Tard Inc., Class B Shares	39,300	1,681,184
Booker Group PLC	455,321	1,204,772
Distribuidora Internacional de Alimentacion SA	126,035	962,494
Koninklijke Ahold NV	103,944	1,946,816
Metro AG	35,842	1,130,025
Tsuruha Holdings Inc.	13,400	1,043,445
William Morrison Supermarkets PLC	510,121	1,449,162

Total Food & Staples Retailing		9,417,898

Food Products - 2.4%
CALBEE Inc.	46,000	1,939,453
Nestle SA, Registered Shares	80,852	5,837,221
NH Foods Ltd.	50,000	1,141,480
Wilmar International Ltd.	630,400	1,535,221

Total Food Products		10,453,375

Household Products - 0.9%
Pigeon Corp.	47,200	1,486,751
Reckitt Benckiser Group PLC	28,900	2,492,052

Total Household Products		3,978,803

Personal Products - 1.0%
Kao Corp.	46,800	2,177,002
Unilever NV, CVA	52,697	2,194,578

Total Personal Products		4,371,580

Tobacco - 1.3%
British American Tobacco PLC	40,097	2,151,532
Imperial Tobacco Group PLC	57,723	2,781,685
Swedish Match AB	32,700	930,133

Total Tobacco		5,863,350

TOTAL CONSUMER STAPLES		38,201,850

ENERGY - 4.8%
Energy Equipment & Services - 0.7%
John Wood Group PLC	88,881	900,072
Subsea 7 SA	126,790	1,241,144	*
Transocean Ltd.	62,626	1,012,787

Total Energy Equipment & Services		3,154,003

Oil, Gas & Consumable Fuels - 4.1%
BP PLC	411,669	2,717,677
Cairn Energy PLC	225,500	601,630	*
Encana Corp.	47,377	522,323
JX Holdings Inc.	386,800	1,669,386
Repsol SA	52,104	914,888
Royal Dutch Shell PLC, Class A Shares	204,218	5,776,047

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Royal Dutch Shell PLC, Class B Shares	28,408	$806,574
SK Innovation Co., Ltd.	14,721	1,610,078	*
Suncor Energy Inc.	27,400	754,652
Total SA	28,659	1,392,082
Woodside Petroleum Ltd.	34,200	903,227

Total Oil, Gas & Consumable Fuels		17,668,564

TOTAL ENERGY		20,822,567

FINANCIALS - 26.3%
Banks - 10.4%
Australia & New Zealand Banking Group Ltd.	46,018	1,143,267
Banco Santander SA	181,194	1,265,353
Bank Hapoalim Ltd.	139,690	752,500
Bank Leumi Le-Israel	358,274	1,515,138	*
Bank of Yokohama Ltd.	232,000	1,422,880
BNP Paribas SA	48,388	2,921,140
BOC Hong Kong Holdings Ltd.	543,241	2,270,644
Commonwealth Bank of Australia	24,762	1,626,419
Credit Agricole SA	149,614	2,225,073
Danske Bank A/S	62,195	1,829,073
DBS Group Holdings Ltd.	104,000	1,597,624
First Financial Holding Co., Ltd.	1,926,000	1,179,776
HSBC Holdings PLC	425,968	3,815,692
Lloyds TSB Group PLC	2,211,974	2,962,571
Mitsubishi UFJ Financial Group Inc.	218,300	1,569,313
Mizuho Financial Group Inc.	1,431,800	3,100,274
National Bank of Canada	28,400	1,066,876
Resona Holdings Inc.	283,700	1,549,646
Royal Bank of Canada	14,400	880,602
Shinsei Bank Ltd.	448,000	904,163
Societe Generale SA	35,141	1,640,338
Standard Chartered PLC	84,493	1,352,821
Sumitomo Mitsui Financial Group Inc.	45,300	2,020,613
Sydbank AS	27,135	1,037,244
Unione di Banche Italiane SCpA	132,599	1,063,622
United Overseas Bank Ltd.	91,300	1,563,865
Westpac Banking Corp.	45,104	1,118,820

Total Banks		45,395,347

Capital Markets - 2.9%
3i Group PLC	196,200	1,592,262
Azimut Holding SpA	39,889	1,166,899
Intermediate Capital Group PLC	152,504	1,316,723
Julius Baer Group Ltd.	32,180	1,805,274	*
Macquarie Group Ltd.	26,566	1,668,456
Nomura Holdings Inc.	244,400	1,658,689
UBS Group AG	172,617	3,661,153	*

Total Capital Markets		12,869,456

Consumer Finance - 0.3%
ORIX Corp.	90,700	1,349,550

Diversified Financial Services - 0.5%
ING Group NV, CVA	122,438	2,021,564

Insurance - 8.3%
AEGON NV	202,065	1,484,993
Ageas	29,500	1,136,447
Allianz AG, Registered Shares	13,307	2,072,492
AMP Ltd.	280,484	1,302,773
Assicurazioni Generali SpA	132,653	2,389,872
Aviva PLC	177,618	1,374,480
AXA SA	75,733	1,910,671
Baloise Holding AG	6,110	745,002
Dai-ichi Life Insurance Co., Ltd.	62,200	1,223,061

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Insurance - (continued)
Delta Lloyd NV	49,532	$813,125
Direct Line Insurance Group PLC	296,537	1,564,606
Hannover Rueck SE	12,000	1,161,093
Just Retirement Group PLC	283,900	773,499
Legal & General Group PLC	421,734	1,649,335
MS&AD Insurance Group Holdings Inc.	50,800	1,582,714
Prudential PLC	124,491	2,997,669
Sanlam Ltd.	156,618	854,022
SCOR SE	50,201	1,771,062
Sony Financial Holdings Inc.	57,700	1,011,760
Swiss Life Holding	6,166	1,411,991	*
Swiss Re AG	22,163	1,961,590
T&D Holdings Inc.	97,400	1,452,425
Tokio Marine Holdings Inc.	30,600	1,273,656
Tryg A/S	60,500	1,261,189
Zurich Insurance Group AG	4,373	1,331,147	*

Total Insurance		36,510,674

Real Estate Investment Trusts (REITs) - 0.8%
Link REIT	215,500	1,263,550
Segro PLC	239,251	1,525,496
Stockland	204,667	647,435

Total Real Estate Investment Trusts (REITs)		3,436,481

Real Estate Management & Development - 3.1%
Cheung Kong Property Holdings Ltd.	207,016	1,711,880	*
China Overseas Land & Investment Ltd.	428,000	1,515,645
CK Hutchison Holdings Ltd.	207,016	3,055,212
Daito Trust Construction Co., Ltd.	11,800	1,222,568
Hang Lung Properties Ltd.	469,000	1,397,643
Kerry Properties Ltd.	332,000	1,302,037
Lend Lease Group	106,784	1,238,310
Shimao Property Holdings Ltd.	307,000	607,541
Wheelock & Co., Ltd.	288,000	1,476,866

Total Real Estate Management & Development		13,527,702

TOTAL FINANCIALS		115,110,774

HEALTH CARE - 11.4%
Biotechnology - 1.0%
Actelion Ltd.	11,517	1,685,144	*
Genmab A/S	15,802	1,374,313	*
Grifols SA	32,142	1,294,664

Total Biotechnology		4,354,121

Health Care Equipment & Supplies - 0.3%
Essilor International SA	11,586	1,382,081

Health Care Providers & Services - 1.0%
Medipal Holdings Corp.	89,000	1,452,245
Ramsay Health Care Ltd.	35,309	1,674,607
Rhoen-Klinikum AG	42,300	1,134,860

Total Health Care Providers & Services		4,261,712

Life Sciences Tools & Services - 0.8%
ICON PLC	27,543	1,853,644	*
Lonza Group AG, Registered Shares	13,643	1,822,569	*

Total Life Sciences Tools & Services		3,676,213

Pharmaceuticals - 8.3%
Astellas Pharma Inc.	128,000	1,825,583
AstraZeneca PLC	22,668	1,431,451
Bayer AG, Registered Shares	15,502	2,169,805
GlaxoSmithKline PLC	116,995	2,431,130
Novartis AG, Registered Shares	60,027	5,916,346
Novo Nordisk A/S, Class B Shares	74,695	4,069,666

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Roche Holding AG	17,291	$4,845,438
Sanofi	42,431	4,174,121
Shionogi & Co., Ltd.	63,500	2,461,964
Shire PLC	34,810	2,786,721
Teva Pharmaceutical Industries Ltd., ADR	43,717	2,583,675
Valeant Pharmaceuticals International Inc.	6,908	1,532,426	*

Total Pharmaceuticals		36,228,326

TOTAL HEALTH CARE		49,902,453

INDUSTRIALS - 12.5%
Aerospace & Defense - 0.4%
BAE Systems PLC	275,900	1,955,988

Air Freight & Logistics - 0.2%
PostNL NV	185,700	825,419	*

Airlines - 1.0%
easyJet PLC	52,920	1,285,508
International Consolidated Airlines Group SA	189,603	1,473,779	*
Japan Airlines Co., Ltd.	45,200	1,577,023

Total Airlines		4,336,310

Commercial Services & Supplies - 0.4%
Berendsen PLC	54,307	869,512
Societe BIC SA	5,313	847,017

Total Commercial Services & Supplies		1,716,529

Construction & Engineering - 1.5%
ACS, Actividades de Construccion y Servicios SA	38,096	1,225,509
Boskalis Westminster NV	25,834	1,264,365
Ferrovial SA	57,200	1,240,315
Obayashi Corp.	215,000	1,568,779
Vinci SA	20,215	1,169,203

Total Construction & Engineering		6,468,171

Electrical Equipment - 1.5%
Fuji Electric Co., Ltd.	209,000	899,971
Mitsubishi Electric Corp.	130,000	1,680,435
Nordex SE	62,700	1,502,524	*
Prysmian SpA	50,611	1,093,490
Vestas Wind Systems A/S	25,200	1,257,759

Total Electrical Equipment		6,434,179

Industrial Conglomerates - 1.4%
DCC PLC	35,053	2,753,851
Siemens AG, Registered Shares	22,235	2,239,657
Wendel SA	8,448	1,035,537

Total Industrial Conglomerates		6,029,045

Machinery - 2.4%
FANUC Ltd.	9,300	1,905,822
Georg Fischer AG	1,425	979,264
Kawasaki Heavy Industries Ltd.	379,000	1,768,264
Minebea Co., Ltd.	94,000	1,552,265
NGK Insulators Ltd.	65,000	1,675,655
Sumitomo Heavy Industries Ltd.	278,000	1,621,865
Yangzijiang Shipbuilding Holdings Ltd.	1,058,000	1,111,534

Total Machinery		10,614,669

Marine - 0.9%
AP Moller - Maersk A/S	1,066	1,930,680
Kawasaki Kisen Kaisha Ltd.	382,000	902,055
Nippon Yusen Kabushiki Kaisha	449,000	1,251,044

Total Marine		4,083,779

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Professional Services - 0.3%
Adecco SA	18,086	$1,468,236	*

Road & Rail - 1.4%
Central Japan Railway Co.	14,500	2,618,969
DSV A/S	40,300	1,305,614
West Japan Railway Co.	32,000	2,048,617

Total Road & Rail		5,973,200

Trading Companies & Distributors - 0.6%
Ashtead Group PLC	91,593	1,581,631
Grafton Group PLC	82,864	1,010,353

Total Trading Companies & Distributors		2,591,984

Transportation Infrastructure - 0.5%
Flughafen Zuerich AG	1,355	1,048,551
Groupe Eurotunnel SE	96,389	1,395,895

Total Transportation Infrastructure		2,444,446

TOTAL INDUSTRIALS		54,941,955

INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.2%
Nokia OYJ	144,407	980,442

Electronic Equipment, Instruments & Components - 1.8%
Alps Electric Co., Ltd.	66,000	2,035,789
AU Optronics Corp.	2,601,000	1,150,680
Hoya Corp.	43,200	1,732,094
Murata Manufacturing Co., Ltd.	15,500	2,705,233

Total Electronic Equipment, Instruments & Components		7,623,796

Internet Software & Services - 0.3%
United Internet AG	27,241	1,210,988

IT Services - 0.7%
Cap Gemini SA	20,425	1,807,318
Wipro Ltd.	156,509	1,340,084

Total IT Services		3,147,402

Office Electronics - 0.3%
Konica Minolta Inc.	123,500	1,442,019

Semiconductors & Semiconductor Equipment - 2.0%
Novatek Microelectronics Corp.	184,000	888,558
NXP Semiconductors NV	26,817	2,633,429	*
Rohm Co., Ltd.	23,400	1,569,751
Siliconware Precision Industries Co.	844,000	1,292,486
STMicroelectronics NV	107,285	879,707
Tokyo Electron Ltd.	20,900	1,322,975

Total Semiconductors & Semiconductor Equipment		8,586,906

Software - 0.8%
Check Point Software Technologies Ltd.	15,421	1,226,741	*
Constellation Software Inc.	4,005	1,590,007
SAP SE	11,826	825,332

Total Software		3,642,080

Technology Hardware, Storage & Peripherals - 0.3%
NEC Corp.	429,000	1,300,478

TOTAL INFORMATION TECHNOLOGY		27,934,111

MATERIALS - 8.2%
Chemicals - 3.8%
Asahi Kasei Corp.	187,000	1,536,369

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Chemicals - (continued)
BASF SE	10,925	$960,007
EMS-Chemie Holding AG	2,737	1,156,335
Givaudan SA, Registered Shares	1,169	2,023,041	*
Johnson Matthey PLC	21,685	1,035,124
Mitsubishi Chemical Holdings Corp.	243,800	1,534,893
Nissan Chemical Industries Ltd.	76,700	1,693,999
Nitto Denko Corp.	15,400	1,265,874
Novozymes A/S	29,211	1,388,547
Sika AG	230	811,316	*
Symrise AG	27,851	1,728,535
Tosoh Corp.	240,000	1,492,340

Total Chemicals		16,626,380

Construction Materials - 1.0%
Boral Ltd.	298,123	1,345,599
CRH PLC	69,976	1,975,282
CSR Ltd.	377,200	1,059,344

Total Construction Materials		4,380,225

Containers & Packaging - 0.7%
Amcor Ltd.	84,768	897,326
Orora Ltd.	605,266	976,016
Rexam PLC	154,423	1,339,357

Total Containers & Packaging		3,212,699

Metals & Mining - 2.2%
Anglo American PLC	62,438	901,101
BHP Billiton Ltd.	90,281	1,884,203
BHP Billiton PLC	55,567	1,090,497
Kobe Steel Ltd.	525,000	883,687
Norsk Hydro ASA	201,000	847,279
Rio Tinto PLC	76,760	3,152,723
Sims Metal Management Ltd.	93,938	755,220
South32 Ltd.	55,567	75,086	*
South32 Ltd.	90,281	124,685	*

Total Metals & Mining		9,714,481

Paper & Forest Products - 0.5%
Svenska Cellulosa AB, Class B Shares	75,886	1,929,681

TOTAL MATERIALS		35,863,466

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.9%
Bezeq Israeli Telecommunication Corp., Ltd.	593,668	1,011,483
BT Group PLC	349,726	2,473,880
Elisa OYJ	40,572	1,285,937
Koninklijke KPN NV	379,424	1,450,892
Nippon Telegraph & Telephone Corp.	57,200	2,072,118

Total Diversified Telecommunication Services		8,294,310

Wireless Telecommunication Services - 0.9%
Freenet AG	28,030	944,196
KDDI Corp.	52,800	1,274,431
Softbank Corp.	10,400	612,604
Vodafone Group PLC	367,301	1,326,514

Total Wireless Telecommunication Services		4,157,745

TOTAL TELECOMMUNICATION SERVICES		12,452,055

UTILITIES - 2.7%
Electric Utilities - 1.7%
Cheung Kong Infrastructure Holdings Ltd.	135,497	1,051,421
Fortum OYJ	40,299	716,142
Iberdrola SA	326,269	2,197,722
Power Assets Holdings Ltd.	135,500	1,234,114
Red Electrica Corporacion SA	17,784	1,425,128
Shikoku Electric Power Co. Inc.	63,000	943,572

Total Electric Utilities		7,568,099

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY		SHARES	VALUE
Gas Utilities - 0.5%
Snam Rete Gas SpA		181,890	$865,465
Tokyo Gas Co., Ltd.		244,000	1,295,911

Total Gas Utilities			2,161,376

Multi-Utilities - 0.5%
National Grid PLC		49,188	631,586
Veolia Environnement		71,352	1,454,910

Total Multi-Utilities			2,086,496

TOTAL UTILITIES			11,815,971

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $374,365,536)			429,235,978

	RATE
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $6,620,639)	0.103%	6,620,639	6,620,639

TOTAL INVESTMENTS - 99.5% (Cost - $380,986,175#)			435,856,617
Other Assets in Excess of Liabilities - 0.5%			2,396,854

TOTAL NET ASSETS - 100.0%			$438,253,471

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
FDR	— Fiduciary Depositary Receipts
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$429,235,978	—	—	$429,235,978
Short-term investments†	6,620,639	—	—	6,620,639

Total investments	$435,856,617	—	—	$435,856,617

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$69,584,369
Gross unrealized depreciation	(14,713,927)

Net unrealized appreciation	$54,870,442

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015